Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Non-Current Financial Asset

Below is a summary of significant unobservable inputs to the non-current financial asset together with a quantitative sensitivity analysis as at June 30, 2026 and December 31, 2025:

	Valuation technique	Significant unobservable input	Relationship of significant unobservable inputs to fair value
Unlisted equity investments	Valuation multiples	Average EV/S multiple of peers 2026: 4.45x (2025: 3.82x)	A significant increase in average EV/S multiple of peers would result in a significant increase in fair value, and vice versa
		Volatility 2026: 39% (2025: 36%)	A significant increase in volatility would result in a significant decrease in fair value, and vice versa

Below is a summary of significant unobservable inputs to the non-current financial asset together with a quantitative sensitivity analysis as at December 31, 2025 and 2024:

	Valuation technique	Significant unobservable input	Relationship of significant unobservable inputs to fair value	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Average EV/S multiple of peers 2025: 3.82x (2024: 4.82x)	A significant increase in average EV/S multiple of peers would result in a significant increase in fair value, and vice versa	A 10% increase of average EV/S would result in increase in fair value of non-current financial asset by US$36,418 (2024: US$45,797) and a 10% decrease of average EV/S would result in decrease in fair value of non-current financial asset by US$39,998 (2024: US$45,797).
		Volatility 2025: 36% (2024: 50%)	A significant increase in volatility would result in a significant decrease in fair value, and vice versa	A 10% increase in volatility would result in decrease in fair value of non-current financial asset by US$6,240 (2024: US$6,060) and a 10% decrease in volatility would result in increase in fair value of non-current financial asset by US$5,666 (2024: US$6,060).